Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$54,604,642.96	$33,477,268.50	$21,127,374.46	0.105637	Dec-25
Class A-2a Notes	$314,800,000.00	$—	$314,800,000.00	1.000000	Oct-27
Class A-2b Notes	$78,800,000.00	$—	$78,800,000.00	1.000000	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$939,794,642.96	$33,477,268.50	$906,317,374.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$969,537,603.30	$935,118,906.17	0.837826
YSOC Amount	$27,029,970.36	$26,088,541.73
Adjusted Pool Balance	$942,507,632.94	$909,030,364.44
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$54,604,642.96	4.62200%	ACT/360	$189,286.99
Class A-2a Notes	$314,800,000.00	4.61000%	30/360	$1,209,356.67
Class A-2b Notes	$78,800,000.00	4.65864%	ACT/360	$275,325.62
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$939,794,642.96			$3,582,786.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$969,537,603.30	$935,118,906.17
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$942,507,632.94	$909,030,364.44
Number of Receivables Outstanding	46,146	45,303
Weighted Average Contract Rate	7.56%	7.56%
Weighted Average Remaining Term (months)	52.5	51.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,075,719.72
Principal Collections	$34,106,046.93
Liquidation Proceeds	$51,710.73
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$40,233,477.38
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$40,233,477.38

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$807,948.00	$807,948.00	$—	$—	$39,425,529.38
Interest - Class A-1 Notes	$189,286.99	$189,286.99	$—	$—	$39,236,242.39
Interest - Class A-2a Notes	$1,209,356.67	$1,209,356.67	$—	$—	$38,026,885.72
Interest - Class A-2b Notes	$275,325.62	$275,325.62	$—	$—	$37,751,560.10
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$36,236,200.10
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$35,982,074.77
First Allocation of Principal	$—	$—	$—	$—	$35,982,074.77
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$35,937,861.02
Second Allocation of Principal	$9,064,278.52	$9,064,278.52	$—	$—	$26,873,582.50
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,827,560.42
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,977,560.42
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,928,464.17
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$5,078,464.17
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,078,464.17
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,365,474.19
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,365,474.19
Remaining Funds to Certificates	$2,365,474.19	$2,365,474.19	$—	$—	$—
Total	$40,233,477.38	$40,233,477.38	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$27,029,970.36
Increase/(Decrease)	$(941,428.63)
Ending YSOC Amount	$26,088,541.73

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$942,507,632.94	$909,030,364.44
Note Balance	$939,794,642.96	$906,317,374.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	33	$312,650.20
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	44	$51,710.73
Monthly Net Losses (Liquidation Proceeds)			$260,939.47
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.25%
Current Collection Period			0.33%
Four-Month Average Net Loss Ratio			0.24%
Cumulative Net Losses for All Periods			$808,179.62
Cumulative Net Loss Ratio			0.07%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.07%	26	$678,704.49
60-89 Days Delinquent	0.01%	2	$60,039.78
90-119 Days Delinquent	0.00%	1	$27,276.59
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.08%	29	$766,020.86

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$120,867.22
Total Repossessed Inventory		11	$253,103.17

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		3	$87,316.37
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.03%
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.45	0.05%	17	0.04%